Expense Example, No Redemption (Vanguard Market Neutral Fund Retail)	Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	167
3 YEAR	517
5 YEAR	892
10 YEAR	1,944